Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
NestYield Total Return Guard ETF
Shareholder Report [Line Items]
Fund Name	NestYield Total Return Guard ETF
Class Name	NestYield Total Return Guard ETF
Trading Symbol	EGGS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NestYield Total Return Guard ETF (the "Fund") for the period December 26, 2024 (the Fund's “Inception”) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nestyield.com. You can also request this information by contacting us at (855) 879‑5979 or by writing to NestYield Total Return Guard ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855) 879‑5979
Additional Information Website	www.nestyield.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Total Return Guard ETF	$92	0.93%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

What Factors Influenced Performance?

Performance reflected the Fund’s defensive, risk-managed investment approach, which emphasizes volatility management and capital preservation through a combination of equity exposure and options-based risk mitigation strategies. In rising markets, these strategies can moderate participation relative to broad equity indices as the Fund seeks a more controlled return profile.

During periods of heightened volatility and market pullbacks, the Fund’s defensive positioning and hedging framework were designed to reduce downside exposure and support more stable performance. The trade-off between upside participation and downside mitigation is inherent in the Fund’s structure and aligns with its objective of delivering controlled absolute returns across varying market environments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception 12/26/2024
NestYield Total Return Guard ETF	12.47%
S&P 500 TR	14.79%

Performance Inception Date	Dec. 26, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.nestyield.com for more recent performance information.
Net Assets	$ 41,493,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 193,751
Investment Company, Portfolio Turnover	261.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size (Thousands)	$41,493
Number of Holdings	46
Total Advisory Fee	$193,751
Portfolio Turnover Rate	261%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
AppLovin Corp.	8.5
Broadcom, Inc.	8.4
Palantir Technologies, Inc.	8.0
Advanced Micro Devices, Inc.	7.9
NVIDIA Corp.	7.6
Constellation Energy Corp.	5.0
Vistra Corp.	4.9
Block, Inc.	4.7
Robinhood Markets, Inc.	4.6
Meta Platforms, Inc.	4.6

NestYield Dynamic Income ETF
Shareholder Report [Line Items]
Fund Name	NestYield Dynamic Income ETF
Class Name	NestYield Dynamic Income ETF
Trading Symbol	EGGY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NestYield Dynamic Income ETF (the "Fund") for the period December 26, 2024 (the Fund's “Inception”) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nestyield.com. You can also request this information by contacting us at (855) 879‑5979 or by writing to NestYield Dynamic Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855) 879‑5979
Additional Information Website	www.nestyield.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Dynamic Income ETF	$92	0.92%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What Factors Influenced Performance?

The Fund’s performance reflected its income-oriented investment strategy, which combines equity exposure with a systematic options-based approach designed to generate current income while managing risk. Option premiums earned through covered call writing were a key contributor to total return, providing a consistent source of income amid changing market conditions.

Market volatility during the fiscal year supported option premium generation and contributed to a more stable return profile relative to fully equity-exposed strategies. The Fund’s structure involves inherent trade-offs: covered call writing can limit participation during strong equity market rallies by capping upside potential in exchange for current income, and hedging strategies intended to manage downside risk may create performance drag during sustained upward market trends due to the cost of maintaining preservation. These dynamics are consistent with the Fund’s design and investment objective.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception 12/26/2024
NestYield Dynamic Income ETF	15.16%
S&P 500 TR	14.79%

Performance Inception Date	Dec. 26, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.nestyield.com for more recent performance information.
Net Assets	$ 77,926,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 271,999
Investment Company, Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size (Thousands)	$77,926
Number of Holdings	46
Total Advisory Fee	$271,999
Portfolio Turnover Rate	172%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
AppLovin Corp.	9.7
Broadcom, Inc.	9.5
NVIDIA Corp.	8.7
Micron Technology, Inc.	7.3
Vistra Corp.	7.1
Palantir Technologies, Inc.	7.1
Advanced Micro Devices, Inc.	4.9
Block, Inc.	4.8
Robinhood Markets, Inc.	4.7
Constellation Energy Corp.	4.6

NestYield Visionary ETF
Shareholder Report [Line Items]
Fund Name	NestYield Visionary ETF
Class Name	NestYield Visionary ETF
Trading Symbol	EGGQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NestYield Visionary ETF (the "Fund") for the period December 27, 2024 (the Fund's “Inception”) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nestyield.com. You can also request this information by contacting us at (855) 879-5979 or by writing to NestYield Visionary ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855) 879-5979
Additional Information Website	www.nestyield.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Visionary ETF	$96	0.93%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

What Factors Influenced Performance?

The Fund’s performance was influenced by its exposure to innovation-oriented companies positioned to benefit from long-term technological adoption, including software, digital infrastructure, and emerging technologies. Market volatility during the fiscal year produced alternating phases of acceleration and consolidation in growth equities.

The Fund employed selective options strategies as part of its overall investment approach to help moderate short-term volatility and manage risk. While the options overlay may have limited participation during brief market surges, it supported a more controlled return profile during periods of heightened uncertainty. Overall, favorable market conditions for growth equities combined with the Fund’s structured investment approach contributed to positive absolute returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception 12/27/2024
NestYield Visionary ETF	23.53%
S&P 500 TR	16.06%

Performance Inception Date	Dec. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.nestyield.com for more recent performance information.
Net Assets	$ 61,916,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 283,998
Investment Company, Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size (Thousands)	$61,916
Number of Holdings	34
Total Advisory Fee	$283,998
Portfolio Turnover Rate	149%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
AppLovin Corp.	10.6
Broadcom, Inc.	10.4
Palantir Technologies, Inc.	8.0
NVIDIA Corp.	7.6
Micron Technology, Inc.	6.7
Advanced Micro Devices, Inc.	6.4
Tesla, Inc.	4.4
Marvell Technology, Inc.	4.4
Meta Platforms, Inc.	4.1
Constellation Energy Corp.	4.0